Income tax (Details) - Schedule of statutory rates to the Company’s effective tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of statutory rates to the Company’s effective tax rate [Abstract]
China Income tax statutory rate	25.00%	25.00%	25.00%
Nondeductible expenses-permanent difference	0.10%	0.10%	0.10%
Change in valuation allowance	6.50%	2.10%	(0.10%)
Effective tax rate	31.60%	27.20%	25.00%